Leases (Tables)	12 Months Ended
Dec. 25, 2012
Leases [Abstract]
Future Minimum Rentals for Each of Next Five Year

At December 25, 2012, future minimum rentals for each of the next five years and in total are as follows:

2013	$11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950

Total minimum lease payments	$204,074